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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3604-12/03

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                              [LOGO] NATIONWIDE (R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-9.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year per formance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                        /s/ Joseph J. Gasper, President
                        -------------------------------
                            Joseph J.Gasper, President
                            February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 82. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners'Equity

These statements begin on page 13 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 62, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

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                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                                                                    ------------
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